Asset Impairments and Loss on Sales of Vessels, Equipment and Other Operating Assets - Additional Information - Asset Impairments (Detail)	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2017 vessel	Aug. 31, 2017	Dec. 31, 2015 vessel	Mar. 31, 2015 vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel
Property, Plant and Equipment [Line Items]
Write down on vessel					$ 232,659,000	$ 45,796,000	$ 67,744,000
Total vessels and equipment					5,208,544,000	9,138,886,000
Petrojarl Foinaven FPSO
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	2
Write down on vessel					113,000,000
Petrojarl Banff FPSO
Property, Plant and Equipment [Line Items]
Write down on vessel					$ 205,700,000
Petrojarl Foinaven and Banff FPSO
Property, Plant and Equipment [Line Items]
Discount rate					10.00%
Teekay LNG | Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
Write down on vessel					$ 25,500,000
Cancellation option period		13 years
Teekay Offshore
Property, Plant and Equipment [Line Items]
Discount rate					10.00%
Teekay Offshore | Offshore Logistics | Impaired Asset | 1990-built Shuttle Tankers | Cost Approach Valuation Technique | Operating Segments
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			5
Teekay Offshore | Offshore Logistics | Impaired Asset | 1990-built Shuttle Tankers | Discontinued Operations, Held-for-sale | Cost Approach Valuation Technique | Operating Segments
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				1			7
Teekay Offshore | Units for Maintenance and Safety
Property, Plant and Equipment [Line Items]
Write down on vessel						$ 43,700,000
Teekay Offshore | Units for Maintenance and Safety | Impaired Asset
Property, Plant and Equipment [Line Items]
Number of vessels | vessel						2
Total vessels and equipment						$ 0
Teekay Offshore | Five Shuttle Tankers | 1990-built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Estimated useful life							17 years 6 months
Teekay Offshore | Seven Shuttle Tankers | 1990-built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down on vessel							$ 66,700,000
Teekay Offshore | Navion Marita | Offshore Logistics
Property, Plant and Equipment [Line Items]
Write down on vessel						$ 2,100,000